Goodwill and acquisition-related intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and acquisition-related intangibles
Goodwill and acquisition-related intangibles
The following table summarizes the changes in goodwill by segment for the years ended December 31, 2011 and 2010:

	Analog	Embedded Processing	Wireless	Other	Total
Goodwill, December 31, 2009	$638	$172	$82	$34	$926
Adjustments	(8)	—	8	(2)	(2)
Goodwill, December 31, 2010	630	172	90	32	924

Additions from acquisitions	3,528	—	—	—	3,528
Goodwill, December 31, 2011	$4,158	$172	$90	$32	$4,452

There was no impairment of goodwill during 2011 or 2010. In the first quarter of 2010, we transferred a low-power wireless product line, including the associated goodwill, from the Analog segment to the Wireless segment. We reduced goodwill in Other by $2 million, which was related to the divestiture noted in Note 10. The addition to Analog goodwill was from the National acquisition.

In 2011, we recognized intangible assets associated with the National acquisition of $2.96 billion, primarily for developed technology and customer relationships. In 2010, we had no additional intangible assets from an acquisition.

The following table shows the components of acquisition-related intangible assets as of December 31, 2011 and 2010:

		December 31, 2011			December 31, 2010
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Acquisition-related intangibles:
Developed technology	4 - 10	$2,089	$91	$1,998	$155	$100	$55
Customer relationships	5 - 8	822	34	788	26	18	8
Other intangibles	2 - 10	50	29	21	34	21	13
In-process R&D	(a)	93	—	93	—	—	—
Total		$3,054	$154	$2,900	$215	$139	$76
(a) In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.

Amortization of acquisition-related intangibles was $111 million, $48 million and $48 million for 2011, 2010 and 2009, respectively, primarily related to developed technology.

The following table sets forth the estimated amortization of acquisition-related intangibles for the years ended December 31:

2012	$342
2013	335
2014	321
2015	319
2016	318
Thereafter	1,265